Capital structure (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of compliance with regulatory capital requirements	The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework:

	December 31, 2023		December 31, 2022
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
CET 1 capital	1,042,506	N/A	983,342	N/A
Tier 1 capital	1,042,506	N/A	983,342	N/A
Tier 2 capital	109,423	N/A	183,640	N/A
Total capital	1,151,929	N/A	1,166,982	N/A

Risk Weighted Assets	4,540,745	N/A	4,843,370	N/A

Leverage Ratio Exposure Measure	13,777,771	N/A	14,774,309	N/A

Capital Ratios (%)
CET 1 capital	23.0%	10.0%	20.3%	10.0%
Tier 1 capital	23.0%	11.5%	20.3%	11.5%
Total capital	25.4%	13.5%	24.1%	13.5%
Leverage ratio	7.6%	5.0%	6.7%	5.0%